MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2024
MARKETABLE SECURITIES
Schedule Of marketable securities

Total Marketable Securities (FVTOCI)
Balance as at December 31, 2022	$184
Additions	2,479
Disposals	(2,322)
Loss recorded in other comprehensive income/(loss)	(78)
Balance as at December 31, 2023	$263
Additions	3,402
Disposals	(432)
Loss recorded in other comprehensive income/(loss)	(845)
Balance as at December 31, 2024	$2,388